Note 05 - Net Interest Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and similar income:
Interest income on cash and central bank balances		€ 1,762	€ 1,860	€ 1,070
Interest income on interbank balances (w/o central banks)		293	223	245
Central bank funds sold and securities purchased under resale agreements		340	221	292
Interest income on financial assets available for sale				1,083
Dividend income on financial assets available for sale				88
Loans		13,760	12,992	12,004
Interest income on securities held to maturity				68
Other		844	497	1,406
Total Interest and similar income from assets at amortized cost		16,999	15,793	16,256
Interest income from assets at fair value through other comprehensive income		1,023	1,014
Total Interest and similar income not at fair value through profit or loss		18,022	16,807	16,256
Financial assets at fair value through profit or loss		7,127	7,985	7,286
Total interest and similar income	[1]	25,149	24,793	23,542
Interest expense:
Interest-bearing deposits		3,643	3,122	2,833
Central bank funds purchased and securities sold under repurchase agreements		367	379	431
Other short-term borrowings		163	139	135
Long-term debt		2,002	1,981	1,795
Trust preferred securities		187	234	413
Other		1,667	1,923	1,500
Total Interest expense not at fair value through profit or loss		8,029	7,778	7,107
Financial liabilities at fair value through profit or loss		3,370	3,822	4,058
Total interest expense		11,400	11,601	11,164
Net interest income		€ 13,749	€ 13,192	€ 12,378

[1]	Interest and similar income included EUR18.0billion and EUR16.8billion for the year ended December31, 2019 and 2018, respectively, calculated based on effective interest method.